RIGHT-OF-USE ASSETS (Details Narrative)							6 Months Ended		12 Months Ended
	May 01, 2026 USD ($)	May 01, 2026 CNY (¥)	Jul. 01, 2025 USD ($)	Jul. 01, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate											3.50%
Rental expense							$ 10,460	$ 15,315
Weighted average remaining lease term							2 years 1 month 9 days		2 years 3 months
Amortization expense							$ 10,024	14,730	$ 12,221	$ 100,690
Xiamen Xinbaihui Digital Technology Co LTD [Member] | January 1, 2025 to December 31, 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense					$ 689	¥ 5,000.00
Xiamen Zhongda Information Technology Co. Ltd [Member] | July 1, 2025 to June 30, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense			$ 835	¥ 6,000
Guangzhou Shengxilun Technology Co Ltd [Member] | July 1, 2025 to June 30, 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense	$ 583	¥ 4,000
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment							10,906	20,466
Interest expense							$ 760	$ 1,442